Expense Example - Nuveen Louisiana Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 500
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,391
Class C2
Expense Example:
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	$ 1,922